Document and Entity Information	Aug. 20, 2026
Cover [Abstract]
Entity Registrant Name	LEGGETT & PLATT INC
Amendment Flag	false
Entity Central Index Key	0000058492
Document Type	8-K
Document Period End Date	Aug. 20, 2026
Entity Incorporation State Country Code	MO
Entity File Number	001-07845
Entity Tax Identification Number	44-0324630
Entity Address, Address Line One	1 Leggett Road
Entity Address, City or Town	Carthage
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64836
City Area Code	417
Local Phone Number	358-8131
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	LEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false